ACQUIRED TECHNOLOGY (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 186,519		$ 186,519
Accumulated Amortization	7,659		7,659
Total intangible assets	178,860		178,860		$ 9,102	$ 2,994
Amortization expense	4,300	$ 200	$ 6,600	$ 400
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Weighted-average remaining amortization period			10 years
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Value	126,540		$ 126,540		$ 10,193
Estimated Life					5 years
Accumulated Amortization	5,514		5,514		$ 1,091
Total intangible assets	$ 121,026		$ 121,026		9,102
Amortization expense					800	$ 300
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021					2,000
2022					2,000
2023					2,000
2024					1,800
2025					$ 1,300
Weighted-average remaining amortization period					4 years 7 months 6 days